Commitments and Contingencies (Details Textual)				1 Months Ended											12 Months Ended
	Apr. 09, 2019 USD ($) m²	Apr. 09, 2019 CNY (¥) m²	Sep. 05, 2018	May 25, 2019 USD ($) m²	May 25, 2019 CNY (¥) m²	Dec. 28, 2018 USD ($) m²	Dec. 28, 2018 CNY (¥) m²	Nov. 28, 2017 USD ($)	Oct. 25, 2017 USD ($) m²	Oct. 25, 2017 CNY (¥) m²	Nov. 15, 2016 USD ($) m²	Nov. 15, 2016 CNY (¥) m²	Apr. 15, 2016 USD ($) m²	Apr. 15, 2016 CNY (¥) m²	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)
Commitments and Contingencies (Textual)
Rent expense															$ 173,259	$ 447,363	$ 728,843
Customers investment funds																		$ 82,922,858
Related party, description			The Company disposed 90% of AGM Belize for $450,000 to Mr. Zhentao Jiang, a related party who is a director and principal shareholder of the Company. According to the equity transfer agreement, Mr. Zhentao Jiang will assume 90% assets and liabilities of AGM Belize and will be responsible to retrieve the investment funds to return to the Company's former customers. As of December 31, 2018, Mr. Zhentao Jiang retrieved and returned $2,320,023 in cash to the Company's former customers directly.
Gang Liu [Member]
Commitments and Contingencies (Textual)
Square meters office space | m²											186	186
Lease term, description											The lease starts from December 5, 2016 with a term of six months ended on June 4, 2017.	The lease starts from December 5, 2016 with a term of six months ended on June 4, 2017.
Rent expense											$ 4,000
Gang Liu [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Rent expense | ¥												¥ 27,500
International Peaceful Interests Ltd. [Member]
Commitments and Contingencies (Textual)
Lease term, description								The lease term is from December 8, 2017 to December 7, 2019.
Rent expense								$ 6,000
Lease date of termination								May 31, 2019
International Peaceful Interests Ltd. [Member] | HK [Member]
Commitments and Contingencies (Textual)
Rent expense								$ 48,136
Xiaoyi Bai [Member]
Commitments and Contingencies (Textual)
Square meters office space | m²									194	194
Lease term, description									The lease starts from November 1, 2017 and renew option with term of every one year (twelve months) to extend ended to December 31, 2020.	The lease starts from November 1, 2017 and renew option with term of every one year (twelve months) to extend ended to December 31, 2020.
Rent expense									$ 1,200
Xiaoyi Bai [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Rent expense | ¥										¥ 8,500
Daqing Zhang [Member]
Commitments and Contingencies (Textual)
Square meters office space | m²						50	50
Lease term, description						The lease starts from January 1, 2019 and renew option with term of every one year (twelve months) to extend ended to December 31, 2020.	The lease starts from January 1, 2019 and renew option with term of every one year (twelve months) to extend ended to December 31, 2020.
Rent expense						$ 1,000
Daqing Zhang [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Rent expense | ¥							¥ 2,500
Beijing Zhongzhi [Member]
Commitments and Contingencies (Textual)
Square meters office space | m²	95	95
Lease term, description	The lease starts from April 15, 2019 with a term of one year ended on April 14, 2020.	The lease starts from April 15, 2019 with a term of one year ended on April 14, 2020.
Rent expense	$ 2,200
Lease date of termination	Jul. 31, 2019	Jul. 31, 2019
Beijing Zhongzhi [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Rent expense | ¥		¥ 15,500
Gang Li [Member]
Commitments and Contingencies (Textual)
Square meters office space | m²				73	73
Lease term, description				The lease starts from May 30, 2019 with a term of one year ended on May 29, 2020.	The lease starts from May 30, 2019 with a term of one year ended on May 29, 2020.
Rent expense				$ 1,600
Gang Li [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Rent expense | ¥					¥ 11,300
Yu Wang [Member]
Commitments and Contingencies (Textual)
Square meters office space | m²													187	187
Lease term, description													On April 15, 2017, April 14, 2018 and April 4, 2019, this lease agreement was renewed to extend the term for one-year term with no change in rent.	On April 15, 2017, April 14, 2018 and April 4, 2019, this lease agreement was renewed to extend the term for one-year term with no change in rent.
Rent expense													$ 4,000
Yu Wang [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Rent expense | ¥														¥ 25,000